Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

Note 6—Subsequent Events

Management has performed an evaluation of subsequent events through November 5, 2019, the date of issuance of the unaudited condensed financial statements, noting no subsequent events which require adjustments or disclosure.

Note 7— Subsequent Events

On March 11, 2019, GSAM Member provided the Company with a commitment pursuant to which GSAM Member agreed that, if funds are needed by the Company through June 12, 2020 to pay ordinary course expenses, the GSAM Member will provide the Company with liquidity of up to an aggregate of $2.0 million. The GSAM Member will not receive any additional interest in the Company in exchange for any such contribution and any liquidity provided under the commitment will be in the form of a contribution with respect to the Sponsor’s Founder Shares.

Other than the foregoing, management has performed an evaluation of subsequent events through the date of issuance of the financial statements, noting no items which require adjustments or disclosure.